INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 29, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.           INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2019	2020

Trade name and domain names	$27,225	$27,982
Copyrights and teaching materials	5,974	5,974
User base and customer relationships	24,628	24,803
Technology	13,230	13,230
Partnership agreements and school cooperation agreements	4,858	4,858
Licenses	27,023	28,476
Others	2,542	2,687

Total cost of intangible assets	105,480	108,010
Less: accumulated amortization	(30,253)	(45,930)
Less: accumulated impairment loss	(358)	(358)
Add: foreign exchange difference	(93)	(2,737)

	$74,776	$58,985

The Group recorded amortization expense of $8,307, $12,166 and $15,677 for the years ended February 28, 2018, 2019 and February 29, 2020, respectively.

Estimated amortization expense of the existing intangible assets for the next five years is $15,108, $12,052, $9,907, $7,338 and $5,829, respectively.

The impairment loss on acquired intangible assets was $358, nil and nil for the years ended February 28, 2018, 2019 and February 29, 2020, respectively.